INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ 1,945,499	$ 1,706,830	$ 1,207,410
Deferred	56,968	(89,079)	91,993
Total	$ 2,002,467	$ 1,617,751	$ 1,299,403